Other Current Liabilities (Schedule of changes in product warranty obligation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Current Liabilities [Abstract]
Beginning of year	$ 2,328	$ 1,723	$ 1,714
Accruals	6,333	3,667	3,170
Usage	(5,396)	(3,062)	(3,161)
Balance at end of year	$ 3,265	$ 2,328	$ 1,723